Key management compensation (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Key Management Compensation [Abstract]
Disclosure of detailed information about remuneration of directors and key management personnel [Table Text Block]
	2021 $	2020 $

Short-term benefits	491,012	387,822
Option-based awards	1,367,502	372,223

	1,858,514	760,045